3. Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 3 – Property and Equipment

At June 30, 2018 and December 31, 2017, property and equipment consisted of the following:

	June 30, 2018	December 31, 2017
Computers	$1,029	$1,029
Furniture and fixture	8,850	8,850
Total cost	9,879	9,879
Less accumulated depreciation	(4,633)	(3,543)
Property and equipment, net	$5,246	$6,336

Depreciation expense for the six months ended June 30, 2018 and 2017 amounted to $1,090 and $914, respectively.

At December 31, 2017 and 2016, property and equipment consisted of the following:

	December 31, 2017	December 31, 2016
Computers	$1,029	$1,029
Furniture and fixture	8,850	8,850
Total cost	9,879	9,879
Less accumulated depreciation	(3,543)	(1,362)
Property and equipment, net	$6,336	$8,517

Depreciation expense for the twelve months period ended December 31, 2017 and 2016 amounted to $2,181 and $1,130, respectively.